FINANCE LEASES (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party, Borrowed Finance Lease		$ 0	$ 7,357	$ 9,985
Capital Lease Description	Based on average interest rate of 16%, average term remaining (months) 13.67 Average term remain (years) 1.13.	Based on average interest rate of 1%, average term remaining (months) 12.5 Average term remain (years) 1.04
Lease Bargain Purchase Option	$ 1
Payment on notes payable		$ 23,772
Note Payable		0
Capital Lease [Member] | Third Party 1 [Member]
Note Payable		$ 1,188
Interest Rate		16.60%
Monthly Payments		$ 42
Amortization period		36 years
Capital Lease [Member] | Third Party [Member]
Note Payable	$ 9,985	$ 6,168
Interest Rate	22.00%	16.60%
Amortization Period	24
Monthly Payments	$ 520	$ 219
Other Payments	498
Payment For Management Fee	$ 22
Amortization period		36 years